Net Income (Loss) Per Share - Summary of Basic and Diluted Net Income (Loss) per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to the Yatsen Holding Limited’s shareholders	¥ (2,687,807)	$ (411,924)	¥ 75,359	¥ (40,124)
Accretion to preferred shares redemption value	(242,209)		(59,200)	(3,465)
Deemed dividend due to modification of preferred shares	(1,054,220)		(61,239)	(3,521)
Net income (loss) attributable to ordinary shareholders of Yatsen Holding Limited	¥ (3,984,236)	$ (610,610)	¥ (45,080)	¥ (47,110)
Denominator:
Denominator for basic and diluted calculation—weighted average number of ordinary shares outstanding | shares	833,714,126	833,714,126	450,499,736	271,261,594
Net income (loss) per ordinary share
—Basic | (per share)	¥ (4.78)	$ (0.73)	¥ (0.10)	¥ (0.17)
—Diluted | (per share)	¥ (4.78)	$ (0.73)	¥ (0.10)	¥ (0.17)